Stock-Based Compensation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule Assumptions Used in Black-scholes Option-pricing Method

The Black-Scholes option-pricing model requires the use of highly subjective and complex assumptions, which determine the fair value of stock-based awards. The assumptions used in the Black-Scholes option-pricing method for the three months and nine months ended September 30, 2015 and 2014 are set forth below:

	Three months ended September 30,		Nine months ended September 30,
	2015	2014	2015	2014
Expected dividend yield	(1)	0.00%	0.00%	0.00%
Expected stock-price volatility	(1)	56.12% - 64.24%	51.45% - 67.08%	55.32% - 64.24%
Risk-free interest rate	(1)	0.94% - 2.58%	0.77% - 2.07%	0.94% - 3.04%
Term of options	(1)	10	10	10
Stock price	(1)	$5.86	$5.86	$1.17 - $5.86

The Black-Scholes option-pricing model requires the use of highly subjective and complex assumptions, which determine the fair value of stock-based awards. The assumptions used in the Black-Scholes option-pricing method for the year ended December 31, 2014 is set forth below:

	Year ended December 31, 2014
	Low	High
Expected dividend yield	0.00%	0.00%
Expected stock-price volatility	51.45%	64.24%
Risk-free interest rate	0.88%	3.04%
Expected term of options	5	10
Stock price	$1.14	$5.86

The OPM relies on the Black-Scholes option-pricing model to value the call options on the Company’s invested capital. The following inputs were applied in the Black-Scholes calculations of the OPM:

	Valuation Dates
	November 7, 2013	July 31, 2012	December 31, 2010
Risk-free rate	0.55%	0.57%	2.01%
Maturity (years)	3.00	4.00	5.00
Volatility	58.00%	61.00%	61.00%

Schedule of Price Received from Sales to Third Parties of Common stock

The table below presents the prices received from sales to third parties of the Company’s common stock and various classes of the Company’s preferred stock from inception to date:

Year	Share Class	Price per Share
2005	Common Stock(a)	$1.79
2006	Series A-2 Preferred Stock(a)(b)	$0.40
2008 – 2009	Series A-3 Preferred Stock(b)	$0.62
2010 – 2013	Series B Preferred Stock(b)	$1.19
2014	Series C Preferred Stock(b)	$1.30

(a)	After giving effect to the Company’s conversion from an LLC to a corporation

(b)	Each share of preferred stock is convertible into shares of the Company’s common stock on a 7.15-for-1 basis, after giving effect to the Company’s reverse stock split, which was effected on June 17, 2015.

Schedule of Stock Option Grants to the Company's Employees and Non-Employees

Information regarding the Company’s stock option grants to the Company’s employees and non-employees, along with the estimated fair value per share of the underlying common stock, for stock options granted since 2005 is summarized as follows:

Grant Date	Number of Common Shares Underlying Options Granted	Exercise Price per Common Share	Estimated Fair Value per Share of Common Stock	Intrinsic Value Option
2005	58,321	$0.07	$1.79	$1.72
2009	60,559	$0.72 - $0.79	$4.43	$3.71 - $3.64
2011	33,846	$1.00	$1.00	$0.00
2012	60,019	$1.14	$1.14	$0.00
2013	100,000	$1.14 - $1.30	$1.14	$0.00
2014	1,626,740	$5.86 - $13.23	$5.86	$0.00

Information regarding the Company’s stock option grants to the Company’s employees and non-employees, along with the estimated fair value per share of the underlying common stock, for stock options granted since 2005 is summarized as follows:

Grant Date	Number of Common Shares Underlying Options Granted	Exercise Price per Common Share	Estimated Fair Value per Share of Common Stock	Intrinsic Value Option
2005	58,321	$0.07	$1.79	$1.72
2009	60,559	$0.72 – $0.79	$4.43	$3.71 – $3.64
2011	33,846	$1.00	$1.00	$0.00
2012	60,019	$1.14	$1.14	$0.00
2013	100,000	$1.14 – $1.30	$1.14	$0.00
2014	1,626,740	$5.86 – $13.23	$5.86	$0.00

Summary of the Options Granted to Employees and Non-employees

The following represents a summary of the options granted to employees and non-employees outstanding at September 30, 2015 and changes during the period then ended:

		Weighted Average
	Options	Exercise Price
Outstanding at December 31, 2014	1,952,516	$7.022
Granted	-	-
Exercised/ Expired/ Forfeited	(47,281)	(1.249)
Outstanding at September 30, 2015	1,905,235	$7.165
Exercisable at September 30, 2015	584,960	$5.202
Expected to be vested	1,320,275	$8.034

The following represents a summary of the options granted to employees and non-employees outstanding at December 31, 2014 and changes during the period then ended:

	Options	Weighted Average Exercise Price
Outstanding at December 31, 2013	226,793	$1.083
Granted	1,626,740	7.722
Exercised/Expired/Forfeited	(64,816)	(0.888)
Outstanding at December 31, 2014	1,788,717	$7.128
Exercisable at December 31, 2014	162,237	$4.053
Expected to be vested	1,626,480	$7.434